FAIR VALUE ESTIMATION (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Assets	$ 13,248,425	$ 12,450,946
Disclosure of fair value measurement of liabilities [line items]
Liabilities	9,378,884	8,653,921
Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 1 | Limited partners' interests in single-family rental business
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 1 | Rental properties
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Level 1 | Canadian development properties
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Level 1 | Investments in U.S. residential developments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Assets	7,380	10,358
Disclosure of fair value measurement of liabilities [line items]
Liabilities	53,788	51,158
Level 2 | Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Liabilities	53,788	51,158
Level 2 | Limited partners' interests in single-family rental business
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 2 | Rental properties
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Level 2 | Canadian development properties
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Level 2 | Investments in U.S. residential developments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Level 2 | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Assets	7,380	10,358
Level 3
Disclosure of fair value measurement of assets [line items]
Assets	12,501,347	11,712,342
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,300,294	1,696,872
Level 3 | Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 3 | Limited partners' interests in single-family rental business
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,300,294	1,696,872
Level 3 | Rental properties
Disclosure of fair value measurement of assets [line items]
Assets	12,190,792	11,445,659
Level 3 | Canadian development properties
Disclosure of fair value measurement of assets [line items]
Assets	169,763	136,413
Level 3 | Investments in U.S. residential developments
Disclosure of fair value measurement of assets [line items]
Assets	140,792	130,270
Level 3 | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0